Write-Downs of Long-Lived Assets (Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets) (Detail)
¥ in Millions, Property in Millions
		12 Months Ended
		Mar. 31, 2019 JPY (¥) Property	Mar. 31, 2018 JPY (¥) Property	Mar. 31, 2017 JPY (¥) Property
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 712	¥ 1,862	¥ 3,916
Write-downs due to decline estimated future cash flows, amount		1,706	3,663	5,218
Office Buildings
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount			¥ 190	¥ 68
Write-downs of the assets held for sale, number of properties | Property			2	1
Write-downs due to decline estimated future cash flows, amount			¥ 0	¥ 1,239
Write-downs due to decline estimated future cash flows, number of properties | Property			0	5
Commercial Facilities Other Than Office Buildings
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 712	¥ 1,134	¥ 1,316
Write-downs of the assets held for sale, number of properties | Property		1	2	3
Write-downs due to decline estimated future cash flows, amount		¥ 16	¥ 297	¥ 2,082
Write-downs due to decline estimated future cash flows, number of properties | Property		1	3	5
Condominiums
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount				¥ 317
Write-downs of the assets held for sale, number of properties | Property				1
Write-downs due to decline estimated future cash flows, amount				¥ 69
Write-downs due to decline estimated future cash flows, number of properties | Property				1
Land Undeveloped Or Under Construction Held for Sale
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount				¥ 0
Write-downs of the assets held for sale, number of properties | Property				0
Write-downs due to decline estimated future cash flows, amount				¥ 786
Write-downs due to decline estimated future cash flows, number of properties | Property				5
Property, Plant and Equipment, Other Types
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount	[1]	¥ 0	¥ 538	¥ 2,215
Write-downs due to decline estimated future cash flows, amount	[1]	¥ 1,690	¥ 3,366	¥ 1,042

[1]	For the "Others", the number of properties are omitted. Write-downs of long-lived assets for fiscal 2017 include write-downs of ¥1,156 million of aircraft. Write-downs of long-lived assets for fiscal 2018 and 2019 include write-downs of ¥2,138 million and ¥825 million of hotels, respectively.